Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows:
	Year ended December 31,
	2023	2022
Deferred tax assets:
Net Operating Loss Carryforwards	$3,684,694	$1,731,713
Accrued Expenses	112,936	11,197
Stock Based Compensation	98,625	-
Charitable Contribution Carryforward	621	412
ROU Asset	(400,605)	(204,479)
Lease Liability	410,405	204,982
R&D Sec 174	1,830	-
Total deferred tax assets	3,908,505	1,743,825

Deferred tax liabilities:
Amortization/Depreciation	89,165	134,382
Total deferred tax liabilities	89,165	134,382

Valuation allowance	(3,819,340)	(1,609,443)
Net deferred Tax Assets (Liabilities)	$0	-

Schedule of U.S Federal Income Tax Rate	The differences between the total calculated income tax (benefit) provision and the expected income tax computed using the U.S. federal income tax rate are as follows:
	2023	2022
Tax benefit at statutory tax rate	(2,872,031)	(1,021,920)
State benefit, net of federal benefit	(210,273)	(291,977)
Beneficial conversion feature	868,825	-
Other permanent differences	3,713	(13,535)
Valuation allowance	2,209,897	1,308,517
Other	(131)	(11,179)
	$(0.00)	$(30,094)

Schedule of Income Tax Benefit	Income tax benefit consists of the following for the years ending December 31, 2023 and 2022:
	December 31 2023	December 31 2022
Current income benefit expense
Federal	$-	$-
State	-	(30,094)
	$-	$-